Business combinations (Details Textual) - USD ($) $ in Thousands			1 Months Ended	3 Months Ended			9 Months Ended
	Jan. 03, 2017	Nov. 01, 2014	Dec. 31, 2016	Sep. 30, 2017	Jun. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016
Purchase Price Consideration [Line Items]
Business Combination, Pro Forma Information, Revenue of Acquiree since Acquisition Date, Actual							$ 38,500
Business Combination, Pro Forma Information, Earnings or Loss of Acquiree since Acquisition Date, Actual							17,300
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Liabilities, Total	$ 197,312
Payments to Acquire Businesses, Gross	91,768			$ 0		$ 0	$ 92,175	$ 0
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners				49.00%			49.00%
Partners' Capital Account, Units, Sold in Public Offering			6,588,389
Above market time character [Member]
Purchase Price Consideration [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Finite-Lived Intangibles	$ 11,760			$ 11,800			$ 11,800
Underwritten Public Offering [Member]
Purchase Price Consideration [Line Items]
Gross Proceeds from Public Offering			$ 111,500
Hoegh LNG Colombia Holding Ltd [Member]
Purchase Price Consideration [Line Items]
Percentage of Partnership Interest	51.00%
Subsidiary of Limited Liability Company or Limited Partnership, Ownership Interest			51.00%
Other Payments to Acquire Businesses					$ 400
Hoegh Gallants [Member]
Purchase Price Consideration [Line Items]
Repayments of Debt			$ 12,600
Net Cash Used for Working Capital Adjustments			6,600
Hoegh Grace Entities [Member]
Purchase Price Consideration [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired	51.00%
Hoegh Grace Entities and Hoegh LNG Colombia Holding Ltd [Member]
Purchase Price Consideration [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Liabilities, Total	$ 400
Payments to Acquire Businesses, Gross	$ 91,800		$ 91,800
Hoegh LNG FSRU IV Ltd and Hoegh Grace Entities [Member]
Purchase Price Consideration [Line Items]
Lease Expiration Term		20 years					9 years 6 months
Hoegh LNG FSRU IV Ltd and Hoegh Grace Entities [Member] | Minimum [Member]
Purchase Price Consideration [Line Items]
Lease Expiration Term		10 years
Hoegh LNG FSRU IV Ltd and Hoegh Grace Entities [Member] | Maximum [Member]
Purchase Price Consideration [Line Items]
Lease Expiration Term		15 years